Non-Controlling Interests - Schedule of Financial Statements (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Mar. 29, 2019
Summarized balance sheet
Current assets	$ 4,000	$ 4,495
Current liabilities	3,245	2,776
Accumulated non-controlling interests	669	770
Summarized statement of comprehensive income (loss)
Revenue	8,948	11,934
Loss for the period	(944)	(588)
Other comprehensive income (loss)	(126)	(231)
Total comprehensive income (loss)	(1,070)	(819)
Loss allocated to non-controlling interests	(80)	17
Summarized cash flows
Cash flows from operating activities	1,563	3,484
Cash flows from investing activities	(3,672)	(3,566)
Cash flows from financing activities	1,528	(537)
Effect of exchange rate changes on cash and cash equivalents	5	(89)
Net increase (decrease) in cash and cash equivalents	(576)	(708)
Quebrada Blanca
Summarized balance sheet
Current assets	221	653
Current liabilities	698	512
Current net assets	(477)	141
Non-current assets	8,575	6,628
Non-current liabilities	4,841	3,448
Non-current net assets	3,734	3,180
Net assets	3,257	3,321
Accumulated non-controlling interests	526	634	$ 793
Summarized statement of comprehensive income (loss)
Revenue	116	170
Loss for the period	(291)	(120)
Other comprehensive income (loss)	(47)	(138)
Total comprehensive income (loss)	(338)	(258)
Loss allocated to non-controlling interests	(95)	(24)
Summarized cash flows
Cash flows from operating activities	(442)	(298)
Cash flows from investing activities	(1,657)	(1,255)
Cash flows from financing activities	1,668	2,076
Effect of exchange rate changes on cash and cash equivalents	8	(22)
Net increase (decrease) in cash and cash equivalents	$ (423)	$ 501